SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jan. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and Cash Equivalents

Cash and Cash Equivalents

The Trust considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.  As of January 31, 2020 and 2019, the Trust held $768,512 and $209,709, respectively, in a money market fund that invests primarily in obligations of the U.S. Treasury, which it considers to be cash and cash equivalents.

Investments

Investments

The Trust invests solely in U.S. Government Securities.  The Trustees determine the appropriate classifications of the securities at the time they are acquired and evaluate the appropriateness of such classifications as of each balance sheet date.

The U.S. Government Securities are classified as held-to-maturity securities as the Trust has the positive intent and ability to hold to maturity and are therefore stated at amortized cost.

Revenue recognition

Revenue Recognition

Base Overriding Royalties

The performance obligation for the base overriding royalty consists of providing Northshore Mining Company (“Northshore”) access to the Peters Lands, Cloquet Lands, and Mesabi Lands and the right to mine on these lands.  The consideration to be received from this access under the Amended Assignment Agreements relates to the volume of iron ore shipped from Silver Bay, Minnesota by Northshore.  Mesabi Trust receives royalties at the greater of (i) the aggregate quantity of iron ore products shipped that were mined from Mesabi Trust Lands, and (ii) a portion of the aggregate quantity of all iron ore products shipped that were mined from any lands, such portion being 90% of the first four million tons shipped during such year, 85% of the next two million tons shipped during such year, and 25% of all tonnage shipped during such year in excess of six million tons.  The royalty percentage paid to the Trust increases as the aggregate tonnage of iron ore products shipped, attributable to the Trust, in any calendar year increases past each of the first four one-million ton volume thresholds.  The base overriding royalties contain variable consideration, as the transaction price is based on a percentage that varies based on the total cumulative tons of iron ore shipped for the calendar year.  The Trust estimates the variable consideration it expects to be entitled to receive over the contractual period associated with royalty agreement, which resets the royalty percentages at the beginning of each calendar year.  The Trust evaluates the estimate of the variable consideration to determine whether the estimate needs to be constrained; therefore, the Trust includes the variable consideration in the transaction price only to the extent that it is probable that a significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.  For the base overriding royalties, the Trust estimates the base overriding royalty percentage using the expected value method, which calculates the estimate based off the historical, current, and forecasted shipments.  The Trust recognizes base overriding royalties on a quarterly basis based on the actual shipments for the fiscal quarter at the estimated royalty percentage as described above and based on the estimated prices for iron ore products sold under the Cliffs Pellet Agreements.

Bonus Royalties

The performance obligation for the bonus royalties consists of providing Northshore Mining access to the Peters Lands, Cloquet Lands, and Mesabi Lands and the right to mine on these lands and the consideration to be received from this access under the Amended Assignment Agreements relates to the volume of iron ore shipped by Northshore.  The Trust recognizes bonus royalties on a quarterly basis based on the actual shipments of the fiscal quarter at the actual royalty percentage for those shipments and based on the anticipated prices for iron ore products sold under the Cliffs Pellet Agreements.

Fee Royalties

The performance obligation for the fee royalties consists of the volume of crude ore mined on a quarterly basis.  The Trust recognizes fee royalties on a quarterly basis based on the actual crude ore mined during the fiscal quarter.

Accrued Income Receivable

The accrued income receivable represents royalty income earned but not yet received by the Trust under the royalty agreements described elsewhere in these notes.  Accrued income receivable is calculated based on (i) shipments during the last month of Mesabi Trust’s fiscal year, if any, and (ii) net price adjustments resulting from the price adjustment mechanisms in the agreements between Cliffs and its customers that determine the final sales price of the shipments from Silver Bay, Minnesota.

Contract Asset and Contract Liability

The contract asset and contract liability are presented net in the accompanying condensed balance sheets as both the contract asset and contract liability are derived from one customer contract. A net contract liability in the amount of $2,511,720 is reflected on the Balance Sheet as of January 31, 2020. The net contract liability is made up of a contract asset in the amount of $192,059 and a contract liability in the amount of $2,703,779. As of January 31, 2019, the Trust recorded a net contract asset of $56,357, made up entirely of a contract asset. The contract asset is based on the revenue recognized on the base overriding royalties, at the estimated prices for iron ore products sold under the Cliffs Pellet Agreements, that will be collected in subsequent quarters as the uncertainty associated with the variable consideration is resolved. The contract asset is not available for distribution to the Unitholders until the applicable royalties are actually received by the Trust. The Trust includes estimated future royalty rates on current contracted volumes within contract asset. The contract liability represents iron ore that has not been shipped by Northshore, but for which the Trust has received a royalty payment during the fiscal year ended January 31, 2020 based on an initial estimated price. Revenue will be recognized in accordance with the Trust’s revenue recognition policy at the estimated prices for iron ore products sold under the Cliffs Pellet Agreements as shipments of these products are made. The contract liability also represents an estimate of decreases in royalty revenue related to tons of iron ore that were shipped by Northshore, but for which Northshore has indicated that final pricing is not yet known and is adjusted in accordance with the Trust’s revenue recognition policy each quarter as updated pricing information is received.

Fixed Property, Including Intangibles

Fixed Property, Including Intangibles

The Trust’s fixed property, including intangibles, is recorded at nominal values and includes the following:

1.	The entire beneficial interest as assignor in the Amended Peters Lease Assignment and the Amended Cloquet Lease Assignment covering taconite properties in Minnesota which are leased to NMC.

2.	The entire beneficial interest in Mesabi Land Trust which owns a 20% fee interest in the lands subject to the Peters Lease and the entire fee interest in other properties in Minnesota.

Net Income Per Unit	Net Income Per Unit Net income per unit is computed by dividing net income by the weighted average number of units outstanding.
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Trust to concentrations of credit risk consist primarily of cash that is maintained at an FDIC insured financial institution.  At times during the year, the Trust’s cash balance may exceed insured limits.

As further described in Note 1, NMC is the lessee/operator of the Mesabi Trust land.  All royalty income earned by the Trust is received from NMC, and accordingly, substantially all of the accrued income receivable is also due from NMC.

Accounting Estimates

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires the Trustees to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Specifically, the accrued income receivable, contract asset, contract liability and related royalty revenue are significant estimates which are subject to change in the near term, and changes to these estimates could have a material effect on the Trust’s financial statements.

On December 9, 2019, the Trustees of Mesabi Trust announced that the Trust initiated arbitration against Northshore and its parent, Cliffs (jointly, the “Operator”), the lessee/operator of the leased lands. The arbitration proceeding was commenced with the American Arbitration Association. The Trust asserts claims concerning the calculation of royalties related to the production, shipment and sale of iron ore, including DR-grade pellets. More particularly, the claims involve the Trust’s allegations that the Operator has improperly manipulated royalty amounts with respect to DR-grade pellets by orchestrating isolated sale transactions of low silica iron ore into international markets at prices significantly below standard pellet pricing. Based on information currently available to the Trust, the Trust seeks an award of damages, along with specific performance and declaratory relief. The arbitration is in its early stages and no hearings have been set.

Any arbitration, legal or administrative proceedings to which the Mesabi Trust is subject could require the significant involvement of Trustees and the professional advisors and consultants to the Trust, and may divert attention from the Trustees’ other roles and responsibilities. In addition, it is difficult to foresee the results of legal actions, arbitration matters and other proceedings currently involving the Mesabi Trust or of those which may arise in the future, and an adverse result in these matters could have a material adverse effect on the market value of Mesabi Trust units and on Mesabi Trust’s asset value, royalty income, results of operations and financial condition.

Subsequent Events

Subsequent Events

Subsequent to year-end, the Trust has started to evaluate the possible effects of the world-wide coronavirus pandemic. The Trust is closely monitoring its financial position and liquidity and is actively working to minimize the current and future impact of this situation. Because NMC is the sole lessee/ operator of mineral interests of the Trust, any impact to the operations of NMC, will likely have an impact on the Trust. As of the date of issuance of these financial statements, the full impact to the Trust’s future financial statements is not known.

Material subsequent events are evaluated for recognition or disclosure in the accompanying financial statements.

Fair Value Measures

Fair Value Measures

Valuation Hierarchy

GAAP establishes a three-level valuation hierarchy for classification of fair value measurements.  The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

•	Level 1 — Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.
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Level 2 — Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 — Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

The carrying amounts of financial instruments approximated fair value as of January 31, 2020 and 2019, because of the relative short maturity of these instruments.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Various accounting standards and interpretations were issued during the fiscal year ended January 31, 2020.  The Trust has evaluated the recently issued accounting pronouncements that are effective for the fiscal year ended January 31, 2020 and believe they will not have a material effect on the Trust’s financial position, results of operations or cash flows when adopted.

In June 2016, the FASB issued ASU 2016- 13, "Financial Instruments- Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments." The standard modifies the measurement approach for credit losses on financial instruments, including accrued income receivables, from an incurred loss method to a current expected credit loss method (“CECL”). The CECL model requires estimating all expected credit losses for certain types of financial instruments, including accrued income receivables, held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years; early adoption is permitted. The standard must be adopted by applying a cumulative adjustment to the unallocated reserve. The Trust anticipates adopting the standard in the first quarter of fiscal 2021, although it does not expect a material impact to the Trust's Financial Statements.